Share-based Compensation (Details) ¥ in Thousands							12 Months Ended
	Mar. 26, 2021 $ / shares shares	Oct. 01, 2019 shares	Sep. 30, 2019 CNY (¥) $ / shares shares	Jan. 08, 2018 $ / shares	Jan. 01, 2017 $ / shares	Jan. 01, 2016 $ / shares	Jun. 30, 2024	Jun. 30, 2021 shares
2018 Option Plan
Share-based Compensation
Options granted and issued	750,247		750,247
Share options, exercise price | $ / shares	$ 16.43			$ 2.801	$ 1.946	$ 1.894
Share-based compensation liabilities | ¥			¥ 6,560
2019 Option Plan
Share-based Compensation
Options granted and issued	1,499,753	0	1,499,753					2,250,000
Share options, exercise price | $ / shares			¥ 0
Maximum number of ordinary shares available for issuance			2,250,000
Threshold period for exercise of options after the IPO	5 years		1 year
Requisite service period	1 year						5 years